Taxes on Income - Schedule of Changes in the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 28,970	$ 24,655
Changes during the year	712	4,315
Balance at the end of the year	$ 29,682	$ 28,970